Expense Example, No Redemption - Pioneer Balanced ESG Fund	Dec. 01, 2021 USD ($)
A
Expense Example, No Redemption:
1	$ 546
3	753
5	977
10	1,619
C
Expense Example, No Redemption:
1	176
3	545
5	939
10	2,041
K
Expense Example, No Redemption:
1	66
3	219
5	385
10	866
R
Expense Example, No Redemption:
1	132
3	444
5	778
10	1,722
Y
Expense Example, No Redemption:
1	66
3	234
5	416
10	$ 943